(19) Changes in Equity: Schedule Of The Composition Of Equity (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Total equity	$ 4,427,137	$ 13,615,308	$ 3,129,851
Issuance Of Common Stock Due To Conversion Of Preferred Stock	1,654,673
Services	143,724
Debt and accrued interest amount	3,156,493
Factional shares of common stock paid in cash	(1,996)
Issuance of warrants to a director for services rendered	318,344
Vesting of stock options and warrants	81,407
Series D Preferred stock dividends earned	(1,033,470)
Beneficial conversion feature expense third party	15,349,074
Net loss	(6,194,027)	(17,458,107)	(9,858,824)
Total equity	$ 17,901,359	$ 4,427,137	$ 13,615,308